Sundry provisions (Details 2) R$ in Thousands	12 Months Ended
Dec. 31, 2017 BRL (R$)
Changes in provisions
Beginning balance	R$ 319,136
Additions, inflation adjustments and exchange variation, net	224,309
Write-offs through usage and payments	(129,773)
Ending balance	413,672
Provision for customers rebates
Changes in provisions
Beginning balance	41,475
Additions, inflation adjustments and exchange variation, net	116,085
Write-offs through usage and payments	(69,647)
Ending balance	87,913
Provision for recovery of environmental damages
Changes in provisions
Beginning balance	254,040
Additions, inflation adjustments and exchange variation, net	102,480
Write-offs through usage and payments	(56,271)
Ending balance	300,249
Other
Changes in provisions
Beginning balance	23,621
Additions, inflation adjustments and exchange variation, net	5,744
Write-offs through usage and payments	(3,855)
Ending balance	R$ 25,510